Investment Property - Summary of Fair Value Measurement of Investment Property (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018 ¥ / ft² $ / ft²	Dec. 31, 2017 ¥ / ft²
Renminbi [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Comparable price per square foot | ¥ / ft²	156	151
Renminbi [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Comparable price per square foot | ¥ / ft²	428	415
USD [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Comparable price per square foot | $ / ft²	23
USD [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Comparable price per square foot | $ / ft²	64